CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-based compensation expenses	¥ 39,218	¥ 53,217	¥ 58,353
Cost of sales [Member]
Share-based compensation expenses	5,641	7,003	12,959
Selling expense [Member]
Share-based compensation expenses	5,748	9,267	8,603
Research and development expense [Member]
Share-based compensation expenses	7,795	8,942	17,012
General and administrative expense [Member]
Share-based compensation expenses	¥ 20,034	¥ 28,005	¥ 19,779